Employees' Retirement and Defined Contribution Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Pension expense	$ 1,970	$ 2,558	$ 1,951
Company contributions, employee benefit expenses	15,273	14,212	12,954
Company contributions for postretirement plan	$ 150	$ 150	$ (111)